Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment

The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2016	December 31, 2015
Land and buildings	$24,896	$17,286
Furniture, fixtures and equipment	9,194	7,510
Leasehold improvements	1,458	1,825
Gross premises and equipment	35,548	26,621
Less: Accumulated depreciation	(12,150)	(11,450)
Net premises and equipment	$23,398	$15,171

The increase in fixed assets over the past year was due to the purchase of the Company's Clinton, New Jersey headquarters, as well as two new branch sites in Emerson, New Jersey and Somerville, New Jersey.

In addition, the Company purchased it's Clinton, New Jersey headquarters from a related party partnership in which two Board members, Messrs. D. Dallas and R. Dallas are partners.

Amounts charged to noninterest expense for depreciation of premises and equipment amounted to $1.1 million and $990 thousand in 2016 and 2015, respectively.